Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment

Note 5 - Property And Equipment

Property and equipment, net, consists of the following:

	Useful Life	September 30, 2021	December 31, 2020
Furniture and fixtures	5-7 years	$96,185	$231,222
Computers and software	3-7 years	213,660	246,323
Leasehold improvements	15 years	40,130	155,583
		349,975	633,128
Less: accumulated depreciation		(309,631)	(493,953)

Total		$40,344	$139,175

Depreciation expense was approximately $300 and $14,000 for the three and nine months ended September 30, 2021, respectively. Depreciation expense was approximately $30,000 and $69,000 for the three and nine months ended September 30, 2020, respectively. The Company uses the straight-line depreciation method to calculate depreciation expense. The Company recorded a loss on disposal of approximately $0 and $93,000 for the three and nine months ended September 30, 2021, respectively.

Note 6 - Property and Equipment

Property and equipment, net, consists of the following:

	Useful Life	December 31, 2020	December 31, 2019
Furniture and fixtures	5-7 years	$231,222	$231,222
Computers and software	3-7 years	246,323	244,039
Leasehold improvements	15 years	155,583	157,107
		633,128	632,368
Less accumulated depreciation		(493,953)	(412,665)

Total		$139,175	$219,703

Depreciation expense was approximately $81,000 and $98,000, respectively, for the years ended December 31, 2020 and 2019. The Company uses the straight-line depreciation method to calculate depreciation expense.